Retirement benefits - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial gains/(losses) on obligations:
Total	$ 2,871	$ 4,266	$ (2,375)
Return on plan assets in (shortage)/excess of interest income	(2,449)	(2,319)	1,243
Adjustments in respect to changes in asset ceiling	(6,725)	(86)	49
Other movements	(10)	(7)	(5)
Total remeasurements	(6,313)	1,854	(1,088)
Pensions
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	3,581	4,445	(1,513)
Due to experience adjustments	(537)	(701)	(491)
Due to changes in demographic assumptions	(148)	445	(299)
OPEB
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	(174)	249	(264)
Due to experience adjustments	140	(259)	230
Due to changes in demographic assumptions	$ 9	$ 87	$ (38)